Document and Entity Information Document	Jul. 01, 2021	Jun. 11, 2021
Entity Information [Line Items]
Entity Central Index Key		0001423689
Entity Emerging Growth Company		false
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
City Area Code		301
Local Phone Number		968-9300
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34057
Document Type		8-K
Document Period End Date	Jul. 01, 2021
Entity Registrant Name		AGNC INVESTMENT CORP.
Entity Tax Identification Number		26-1701984
Entity Address, Address Line One		2 Bethesda Metro Center, 12th Floor
Entity Address, City or Town		Bethesda
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20814
Amendment Flag		false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		AGNC
Security Exchange Name		NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary shares of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol		AGNCN
Security Exchange Name		NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary shares of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol		AGNCM
Security Exchange Name		NASDAQ
Depository shares each representing a 1/1000th interest in a share of 6.500% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary shares of 6.50% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol		AGNCO
Security Exchange Name		NASDAQ
Depositary shares each representing a 1/1000th interest in a share of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Depositary shares of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol		AGNCP
Security Exchange Name		NASDAQ